SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated Revenues By Major Product Line) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total revenues	$ 293,426	$ 286,496	$ 250,027
Products [Member]
Product Information [Line Items]
Total revenues	84,508	90,292
Services [Member]
Product Information [Line Items]
Total revenues	103,966	103,220
Subscriptions [Member]
Product Information [Line Items]
Total revenues	$ 104,952	$ 92,984